Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	[1]	Dec. 31, 2016		Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income	$ 27,658,929		$ 19,589,520	[1]	$ 17,686,502
Loan Portfolio Hedging | Hedging Instruments And Hedged Items | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional			6,500
Liabilities			208
Loan Portfolio Hedging | Hedging Instruments And Hedged Items | Trust Preferred Loans
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income			$ 6,500

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.